Business Combination (Details) (UAM Medicare Part D Business, USD $) In Billions, unless otherwise specified	Apr. 29, 2011
UAM Medicare Part D Business
Business combinations
Purchase price consideration of acquired entity	$ 1.3
Fair value of assets acquired	2.4
Fair value of liabilities assumed	1.1
Fair value of acquired intangible assets	0.4
Fair value of goodwill	$ 1.0